Expense Example - Government Money Market ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	92	287	498	1,108	193	597	1,026	2,222